Lease Liabilities - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Leases [Abstract]
2021	$ 26,658
2022	15,551
Total future minimum lease payments	42,209
Less: amount representing interest	(3,702)
Present value of future payments	38,507		$ 68,516
Current portion	23,883	$ 22,000
Long term portion	$ 14,624	$ 39,185